BARON

FUNDS®

Baron WealthBuilder Fund

Supplement dated October 9, 2020 to

Statement of Additional Information dated April 30, 2020

Effective Tuesday, December 8, 2020, the Statement of Additional Information of Baron WealthBuilder Fund (the “Fund”) is modified as follows:

On page 28 of the Statement of Additional Information, under “PORTFOLIO MANAGERS,” the following sentence has been added:

Michael Baron is the co-manager of Baron WealthBuilder Fund.

On page 28 of the Statement of Additional Information, the table under “Other Accounts Managed.” is deleted in its entirety and replaced with the following table:

Other Accounts Managed.

As of December 31, 2019:

Portfolio Manager	Type of Account	Number of Additional Accounts	Total Assets (millions)	Number of Additional Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Ronald Baron	Registered Investment Companies	4	$8,727	0	$0
	Other pooled investment vehicles	3	$116	0	$0
	Other accounts	23	$709	0	$0

Michael Baron(1)	Registered Investment Companies	1	$2,728	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	4	$278	0	$0

(1)	Michael Baron has been the co-manager of the Fund since December 8, 2020.

On page 29 of the Statement of Additional Information, the table under “Ownership of Portfolio Manager.” is deleted in its entirety and replaced with the following table:

Ownership of Portfolio Managers.

As of December 31, 2019, the Portfolio Manager ownership of the Fund shares was:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Ronald Baron	Baron WealthBuilder Fund	Over $1,000,000
Michael Baron(1)	Baron WealthBuilder Fund	Over $1,000,000

(1)	Michael Baron has been the co-manager of the Fund since December 8, 2020.

This information supplements the Statement of Additional Information dated April 30, 2020. This Supplement and the Statement of Additional Information constitute a current Statement of Additional Information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

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